Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Current assets:
Cash and cash equivalents	$ 871	$ 7,071
Accounts receivable - related party, net		287
Prepaid expenses	768	172
Other current assets	199	547
Total current assets	1,838	8,077
Property, plant and equipment, net		10
Intangible asset, net	794	1,038
Investment in joint ventures	19	5,036
Other long-term assets	5	153
Total assets	2,656	14,314
Current liabilities:
Accrued expenses and accounts payable	834	1,211
Accrued royalty expenses	750	250
Accrued interest payable	220	220
Total current liabilities	1,804	1,681
Senior secured debenture principal	8,000	8,000
Less unamortized discount and debt issuance costs	(2,165)	(2,610)
Total senior secured debenture at amortized cost	5,835	5,390
Derivative liabilities	87	1,964
Total long-term liabilities	5,922	7,354
Total liabilities	7,726	9,035
Commitment and contingencies (Note 14)
Stockholders' equity:
Preferred stock, $0.01 par value- 20,000 shares authorized - no shares issued and outstanding
Common stock, $0.01 par value: 200,000 shares authorized: 1,395 and 1,377 shares issued and outstanding, respectively	14	14
Additional paid-in capital	265,533	265,162
Accumulated deficit	(270,784)	(260,068)
Accumulated other comprehensive income	244	244
Total stockholders' equity to SES stockholders	(4,993)	5,352
Noncontrolling interests in subsidiaries	(77)	(73)
Total stockholders' equity	(5,070)	5,279
Total liabilities and equity	$ 2,656	$ 14,314